Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Fair Value, Assets Measured on Recurring Basis

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2019
Available for Sale:
States and political subdivisions	$71,305	$-	$71,305	$-
Corporate obligations	4,100	-	4,100	-
Mortgage-backed securities-government
sponsored entities	134,800	-	134,800	-
Total available for sale	$210,205	$-	$210,205	$-

December 31, 2018
Available for Sale:
U.S. Treasury securities	$-	$-	$-	$-
States and political subdivisions	97,613	-	97,613	-
Corporate obligations	8,640	-	8,640	-
Mortgage-backed securities-government
sponsored entities	137,024	-	137,024	-
Total available for sale	$243,277	$-	$243,277	$-

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

	Fair Value Measurement Reporting Date using

Description	Total	Level 1	Level 2	Level 3
December 31, 2019
Impaired Loans	$1,584	$-	$-	$1,584
Foreclosed real estate	1,556	-	-	1,556

December 31, 2018
Impaired Loans	$1,319	$-	$-	$1,319
Foreclosed real estate	1,115	-	-	1,115

Additional Qualitative Information about Level 3 Assets

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2019
Impaired loans	$1,531	Appraisal of collateral(1)	Appraisal adjustments(2)	10.00% (10.00%)
Impaired loans	$53	Present value of future cash flows	Loan discount rate	4.00-6.97% (5.55%)
			Probability of default	0%

Foreclosed real estate owned	$1,556	Appraisal of collateral(1)	Liquidation Expenses(2)	0-7.00% (4.34%)

	Quantitative Information about Level 3 Fair Value Measurements
(dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2018
Impaired loans	$232	Appraisal of collateral(1)	Appraisal adjustments(2)	10.00-81.54% (56.06%)
Impaired loans	$1,087	Present value of future cash flows	Loan discount rate	4.00-6.00% (5.80%)
			Probability of default	0%

Foreclosed real estate owned	$1,115	Appraisal of collateral(1)	Liquidation Expenses(2)	7.00-85.71% (7.80%)

(1) Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are not identifiable, less any associated allowance.

(2)  Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

Fair Value, by Balance Sheet Grouping

	Fair Value Measurements at December 31, 2019

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$15,415	$15,415	$15,415	$-	$-
Loans receivable, net	916,072	943,143	-	-	943,143
Mortgage servicing rights	187	226	-	-	226
Regulatory stock (1)	4,844	4,844	4,844	-	-
Bank owned life insurance (1)	38,763	38,763	38,763	-	-
Accrued interest receivable (1)	3,719	3,719	3,719	-	-

Financial liabilities:
Deposits	957,529	961,120	596,811	-	364,309
Short-term borrowings (1)	62,256	62,256	62,256	-	-
Other borrowings	56,438	56,618	-	-	56,618
Accrued interest payable (1)	2,432	2,432	2,432	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

	Fair Value Measurements at December 31, 2018

	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents (1)	$18,348	$18,348	$18,348	$-	$-
Loans receivable, net	841,730	840,134	-	-	840,134
Mortgage servicing rights	178	220	-	-	220
Regulatory stock (1)	3,926	3,926	3,926	-	-
Bank owned life insurance (1)	37,932	37,932	37,932	-	-
Accrued interest receivable (1)	3,776	3,776	3,776	-	-

Financial liabilities:
Deposits	946,780	945,773	601,604	-	344,169
Short-term borrowings (1)	53,046	53,046	53,046	-	-
Other borrowings	52,284	52,043	-	-	52,043
Accrued interest payable (1)	1,806	1,806	1,806	-	-

Off-balance sheet financial instruments:
Commitments to extend credit and outstanding letters of credit	-	-	-	-	-

(1)	This financial instrument is carried at cost, which approximates the fair value of the instrument.